EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITOR’S REPORT	12 Months Ended
Mar. 31, 2024
Alpha Time Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITOR’S REPORT

Note 10 – Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report

Subsequent to the date of the Independent Auditor’s Report, the Company has deposited $105,000 in aggregate into the Trust Account from April to June to extend the deadline to complete the business combination from May 4, 2024 to July 4, 2024.

Subsequent to June 30, 2024, the Company has deposited $110,000 to extend the timeline for completion of business combination from July 4, 2024 to September 4, 2024.

On August 19, 2024, the Company entered into an amendment of the Business Combination Agreement with HCYC, in which both parties agreed to revise the proposed transaction financing of the business combination to $9 million.

On September 3, 2024 and October 2, 2024, the Company entered into the extension letters with the sponsors to extend the timeline of the business combination from September 4, 2024 to October 4, 2024, and from October 4, 2024 to November 4, 2024, respectively. An aggregate of $110,000 extension fund is expected to be deposited into the trust account by the sponsors.